Revenue Recognition - Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Total revenues	$ 200,345	$ 148,927	$ 603,989	$ 568,475
Percent of Total			100.00%	100.00%
Room and board
Summary of Significant Accounting Policies
Total revenues			$ 488,366	$ 463,938
Percent of Total			80.80%	81.60%
Non-refundable entrance fee amortization
Summary of Significant Accounting Policies
Total revenues			$ 98,912	$ 88,995
Percent of Total			16.40%	15.70%
Ancillary and other services
Summary of Significant Accounting Policies
Total revenues	$ 8,776	$ 4,511	$ 16,711	$ 15,542
Percent of Total			2.80%	2.70%